Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001987221
Registrant Name	AMG Comvest Senior Lending Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES